Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Loss Before Provision for Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations:

	For the year ended December 31,
	2024	2025
PRC	(93,714)	(40,608)
Foreign	(94,277)	42,878
Total (loss)/income before income taxes	(187,991)	2,270

Continuing operations

	For the year ended December 31,
	2024	2025
PRC	—	(343)
Foreign	(94,272)	42,878
Total (loss)/income from continuing operations before income taxes	(94,272)	42,535

Discontinued operations

	For the year ended December 31,	For the ten months ended October 31,
	2024	2025
PRC	(93,714)	(40,265)
Foreign	(5)	—
Total loss from discontinued operations before income taxes	(93,719)	(40,265)

Schedule of Reconciliation of Differences Between the Statutory Income Tax Rate

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025:

	For the year ended
	December 31,
	2023	2024	2025
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	1.2	6.9	2.6
Change in valuation allowance	(19.8)	(17.7)	(18.0)
Effect of preferential tax rate	(5.5)	—	(5.9)
Effect of different tax rates in other jurisdictions (offshore entities)	(0.9)	(14.2)	(3.7)
Others	—	—	—
Effective income tax rate	—	—	—

Continuing operations

	For the year ended December 31,
	2023	2024	2025
	%	%	%
Statutory income tax rate of the PRC	—	25.0	25.0
Permanent differences	—	—	(0.2)
Change in valuation allowance	—	(0.4)	(7.9)
Effect of preferential tax rate	—	—	(0.8)
Effect of different tax rates in other jurisdictions (offshore entities)	—	(24.6)	(16.1)
Others	—	—	—
Effective income tax rate	—	—	—

Discontinued operations

	For the year ended		For the ten months ended
	December 31,		October 31,
	2023	2024	2025
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	1.2	13.6	2.9
Change in valuation allowance	(19.8)	(35.0)	(20.5)
Effect of preferential tax rate	(5.5)	—	(7.1)
Effect of different tax rates in other jurisdictions (offshore entities)	(0.9)	(3.6)	(0.3)
Others	—	—	—
Effective income tax rate	—	—	—

Schedule of Deferred Tax Assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2024 and 2025.

	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	65,460	70,205
Accrued expense and other payables	1,785	1,839
Allowance for doubtful accounts	8,526	9,469
Net operating tax loss carry forwards	95,864	97,771
Decrease due to disposal of subsidiaries	—	(178,142)
Total deferred tax assets	171,635	1,142
Less: valuation allowance	(171,635)	(1,142)
Net deferred tax assets	—	—

Continuing operations

	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	377	1,142
Total deferred tax assets	377	1,142
Less: valuation allowance	(377)	(1,142)
Net deferred tax assets	—	—

Discontinued operations

	December 31, 2024	For the ten months ended October 31, 2025
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	65,460	70,205
Accrued expense and other payables	1,785	1,839
Allowance for doubtful accounts	8,526	9,469
Net operating tax loss carry forwards	95,487	96,629
Decrease due to disposal of subsidiaries	—	(178,142)
Total deferred tax assets	171,258	—
Less: valuation allowance	(171,258)	—)
Net deferred tax assets	—	—

Schedule of Valuation Allowance

The movements of the valuation allowance are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	145,788	159,513	171,635
Allowance made during the year	16,392	32,703	8,489
Reduction due to unrealized NOLs and adjustments	(2,667)	(20,581)	(840)
Decrease due to disposal of subsidiaries	—	—	(178,142)
Balance at end of year	159,513	171,635	1,142

Continuing operations

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	—	—	377
Allowance made during the year	—	377	765
Balance at end of year	—	377	1,142

Discontinued operations

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	145,788	159,513	171,258
Allowance made during the year	16,392	32,326	7,724
Reduction due to unrealized NOLs and adjustments	(2,667)	(20,581)	(840)
Decrease due to disposal of subsidiaries	—	—	(178,142)
Balance at end of year	159,513	171,258	—

Schedule of Net Operating Tax Loss Carry Forwards

As of December 31, 2025, net operating tax loss carry forwards in PRC is expected to expire is as follows:

RMB
Loss expiring in 2026	—
Loss expiring in 2027	—
Loss expiring in 2028	—
Loss expiring in 2029	—
Loss expiring in 2030	392
392